Summary of Significant Accounting Policies - Trade receivables and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 6,415	$ 1,007	¥ 0	¥ 0
Accumulated deficit	(6,805,635)		(6,482,225)		$ (1,067,953)
Credit loss provision recorded in current assets	2,659
Credit loss provision recorded in non-current assets	3,757		0
Allowance for credit losses.
Provisions	6,415	$ 1,007	0	¥ 0
Write-offs	(1,954)
Ending balance	6,416
ASU 2016-13 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			1,955
Allowance for credit losses.
Beginning balance	1,955
Ending balance			1,955
ASU 2016-13 | Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Credit loss provision recorded in current assets			972
Credit loss provision recorded in non-current assets			983
Allowance for credit losses.
Beginning balance	¥ 1,955
Ending balance			¥ 1,955